Transition to IFRS 9 (Tables) - IFRS 9 [member]	6 Months Ended
Jun. 30, 2018
Summary of Measurement Categories and Carrying Amounts of Financial Assets Determined in Accordance with IAS 39 and IFRS 9

The measurement categories and carrying amounts of financial assets determined in accordance with IAS 39 and IFRS 9 are compared below, illustrating a total net assets decrease of £192m as a result of the application of IFRS 9:

	IAS 39				IFRS 9
Assets	Measurement category	Carrying amount (31 December 2017) £m	Reclassifications(1) £m	Remeasurement(2) £m	Measurement category	Carrying amount (1 January 2018) £m	Representation(3) £m	IFRS 9 Balance Sheet (1 January 2018) £m
Cash and balances with central banks	Loans & receivables	32,771	—	—	Amortised cost	32,771	—	32,771

Trading assets	FVTPL	30,536	—	—	FVTPL (Mandatory)	30,536	—	30,536
	FVTPL	19	—	—	FVOCI	19	(19)	—

		30,555	—	—		30,555	(19)	30,536

Derivative financial instruments	FVTPL (Trading)	19,942	—	—	FVTPL (Mandatory)	19,942	—	19,942

Financial assets designated at fair value(4)	FVTPL (Designated)	1,022	(45)	—	Amortised cost	977	(977)	—
	FVTPL (Designated)	836	—	—	FVTPL (Designated)	836	—	836
	FVTPL (Designated)	238	—	—	FVTPL (Mandatory)	238	1,181	1,419

		2,096	(45)	—		2,051	204	2,255

Loans and advances to banks	Loans & receivables	3,466	—	—	Amortised cost	3,466	—	3,466

Loans and advances to customers(5)	Loans & receivables	199,210	—	(211)	Amortised cost	198,999	977	199,976
	Loans & receivables	181	(1)	—	FVOCI	180	(180)	—
	Loans & receivables	91	—	—	FVTPL (Mandatory)	91	(91)	—

		199,482	(1)	(211)		199,270	706	199,976

Reverse repurchase agreements – non-trading	Loans & receivables	2,464	—	—	Amortised cost	2,464		2,464

Financial investments	Loans & receivables	1,198	—	—	Amortised cost	1,198	—	1,198
	Loans & receivables	982	(2)	—	FVTPL (Mandatory)	980	(980)	—
	Available-for-sale financial assets	8,743	—	—	FVOCI	8,743	199	8,942
	Available-for-sale financial assets	29	—	—	FVTPL (Mandatory)	29	(29)	—
	Held-to-maturity investments	6,578	—	—	Amortised cost	6,578	—	6,578
	Available-for-sale financial assets	81	—	—	FVTPL (Mandatory)	81	(81)	—

		17,611	(2)	—		17,609	(891)	16,718

Other assets	Other assets	6,373	(1)	—	Other assets	6,372	—	6,372

Total assets (pre-deferred tax asset)(6)		314,760	(49)	(211)		314,500	—	314,500

(1)	This column captures the gross (pre-tax) impact on assets resulting from facilities impacted by the IFRS 9 classification and measurement rules.
(2)

This column captures the gross (pre-tax) impact of facilities that had an incurred loss under IAS 39, and now have an ECL under IFRS 9; and facilities that have been reclassified from a non-amortised cost basis to an amortised cost basis. There is no loss allowance movement attributable to held-to-maturity investments or available-for-sale financial assets reclassified to amortised cost.

(3)

This column captures the balance sheet category re-presentations resulting from the adoption of IFRS 9. Loans and receivables amounting to £1,071m and available-for-sale financial assets amounting to £110m that would otherwise be measured at amortised cost or FVOCI but which do not have SPPI characteristics are mandatorily measured at FVTPL and were moved from financial investments to other financial assets at FVTPL. Social housing loans amounting to £977m were reclassified to amortised cost on adoption of IFRS 9 and, consequently, were moved from other financial assets at FVTPL to loans and advances to customers. £19m and £180m of other loans and receivables held within hold to collect and sell business models were moved from trading assets and loans and advances to customers respectively, to financial investments, due to their reclassification to FVOCI on adoption of IFRS 9.

(4)	The balance sheet category for ‘Financial assets designated at fair value’ has been changed to ‘Other financial assets at fair value through profit or loss’ following the adoption of IFRS 9.
(5)

Of the £211m of increase in loss allowance, £6m relates to ECL on financial guarantee contracts, which for presentation purposes have been aggregated in the assets section. See loss allowance reconciliation table below.

(6)

The impact of transition to IFRS 9 gives rise to a deferred tax asset of £68m, of which £14m is attributable to Reclassifications, and £54m to Remeasurement. This deferred tax asset will be offset against our deferred tax liabilities.

Summary of Reconciliation of Loss Allowance

Loss allowance reconciliation (on adoption of IFRS 9)

	Loss allowance under IAS 39/ provisions under IAS 37 (31 December 2017) £m	Reclassifications £m	Remeasurement £m	Loss allowance under IFRS 9 (1 January 2018) £m
Loans & receivables (IAS 39)/Financial assets at amortised cost (IFRS 9)(1)
Loans and advances to customers	940	—	205	1,145

Provisions for off-balance sheet exposures (IAS 37/IFRS 9)(2)
Financial guarantees	—	—	6	6

Total	940	—	211	1,151

(1)

For financial instruments subject to incurred loss assessment under IAS 39, and amortised cost under IFRS 9. There are no loss allowance movements attributable to held-to-maturity investments or available-for-sale financial assets reclassified to amortised cost.

(2)	The ECL for off-balance sheet commitments which are both identifiable from ECL on total exposures, and for which were previously within the scope of IAS 37 and now within the scope of IFRS 9.

Summary of Reserves and Retained Earnings

Reserves and retained earnings

Impact at 1 January 2018 £m
Closing retained earnings and reserves under IAS 39	6,700

Other reserves
Closing balance under IAS 39(1)	301
Reclassification of investment securities (debt and equity) from AFS to FVTPL(2)	(5)

Opening balance under IFRS 9(3)	296

Retained earnings
Closing balance under IAS 39	6,399
Reclassification under IFRS 9	(44)
Recognition of expected credit losses under IFRS 9(4)	(211)
Deferred tax asset	68

Opening balance under IFRS 9	6,212

Opening retained earnings and reserves under IFRS 9	6,508

(1)

Other reserves consists of the following components under IAS 39: £68m of available-for-sale reserve, £228m of cash flow hedging reserve, and £5m of foreign currency translation reserves. The available-for-sale reserve becomes the fair value reserve under IFRS 9.

(2)

Consists of loans and receivables which have transferred to FVOCI, and equity instruments which have transferred from available-for-sale financial assets to non-trading financial assets held mandatorily at FVTPL.

(3)	Other reserves consists of the following components under IFRS 9: £63m of fair value reserve, £228m of cash flow hedging reserve, and £5m of foreign currency translation reserves.
(4)

The recognition of expected credit losses under IFRS 9 at 1 January 2018 has been disclosed in detail in Santander UK Group Holdings plc‘s ‘Transition to IFRS 9’ document published on 28 February 2018.